RELATED PARTIES - Schedule of Other Related Party Transactions (Details) - USD ($)		6 Months Ended		12 Months Ended
		Jun. 30, 2025	Jun. 30, 2024	Dec. 31, 2024
RELATED PARTIES - Schedule of Other Related Party Transactions (Details) [Line Items]
Prepayment to a related party		$ 89,446	$ 0
Upkeeping and maintenance service provided by a related party and payable to a related party		0	0
Payment made on behalf by the Company of a related party		34,837	0
Landscape crew outsourcing service provided to a related party and receivable from a related party		24,144	0
Outdoor landscape service provided by a related party and payable to a related party		(211)	0
Unpaid acquisition consideration	[1]	1,509,354	$ 0
Total for all related parties [member]
RELATED PARTIES - Schedule of Other Related Party Transactions (Details) [Line Items]
Prepayment to a related party		469,153		$ 353,245
Upkeeping and maintenance service provided by a related party and payable to a related party		0		(29,773)
Payment made on behalf by the Company of a related party		70,794		32,603
Landscape crew outsourcing service provided to a related party and receivable from a related party		44,638		65,285
Outdoor landscape service provided by a related party and payable to a related party		(5,108)		(4,995)
Unpaid acquisition consideration	[1]	$ 1,509,354		$ 0

[1]	Pursuant to the respective Sale and Purchase Agreement (“SPAs”), the Group has agreed to defer portions of the purchase consideration relating to its acquisitions of UFS and PFS. See Note 8 for detail.